Debt (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of long term debt [abstract]
Summary of Foreign Currency Translation
As of June 30, 2024 and 2023, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	As of June 30,
	2024	2023
U.S. dollar	18.3773	17.0720
Japanese yen	0.1143	0.1183
Pounds sterling	23.2399	21.5977
Euro	19.6747	18.6443
Swiss francs	20.4578	19.0535

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2024 and 2023, which includes short and long-term debt:

	As of June 30,
	2024 (1)		2023 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,794,470,357	Ps.	2,091,463,996
Loans obtained - financing institutions	536,422,333		431,659,853
Debt payments	(620,190,507)		(436,838,825)
Accrued interest (2)(3)	74,313,214		75,414,835
Interest paid	(70,733,122)		(75,009,928)
Foreign exchange	112,266,352		(200,072,975)
At the end of the period	Ps.	1,826,548,627	Ps.	1,886,616,956

(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2024, includes Ps.13,766 in premiums and awards amortizations, Ps.(310,228) in fees and expenses related to the issuance of debt and Ps.1,236,004 in amortized cost.
(3)During 2023, includes Ps.164,064 in premiums and awards amortizations, Ps.(984,320) in fees and expenses related to the issuance of debt and Ps.1,310,414 in amortized cost.